Revenue and Expenses - Other Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Continuing And Discontinued Operations [Line Items]
Own work capitalized	€ 890	€ 815	€ 863
Gain on disposal of companies	677	21	3
Gain on disposal of other assets	612	241	176
Government grants	22	22	23
Other operating income	641	523	424
Total	2,842	1,622	1,489
Proceeds from sale of future credit rights from claims filed within four years, not included in income statement	31
Telephone towers
Continuing And Discontinued Operations [Line Items]
Gain on disposal of other assets	176	€ 53	€ 7
Gains (Losses) in fair value of equity instruments
Continuing And Discontinued Operations [Line Items]
Other operating income	24
Other Income
Continuing And Discontinued Operations [Line Items]
Proceeds from sale of future credit rights	103
Proceeds from sale of future credit rights from claims filed within four years	51
Capital gain (loss)	213
Telefónica México
Continuing And Discontinued Operations [Line Items]
Gain on disposal of other assets	€ 95